Income tax benefit (expense) - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Current period	$ (85)	$ 60	$ (98)
Total current tax	(85)	60	(98)
Deferred tax
Recognition of unused tax losses/(use of tax losses)	1,473	220	(5,450)
Other	(30)	(106)	(85)
Total deferred tax	1,443	114	(5,535)
Total tax benefit/(expense)	$ 1,358	$ 174	$ (5,633)